Offerings - Offering: 1	Feb. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	13,412,131
Proposed Maximum Offering Price per Unit	155.62
Maximum Aggregate Offering Price	$ 2,087,195,826.22
Fee Rate	0.01531%
Amount of Registration Fee	$ 319,550
Offering Note
(1)
Covers common stock, par value $0.00001 per share, of Blackstone Inc. (“Common Stock”) under the Blackstone Inc. Amended and Restated 2007 Equity Incentive Plan (the “Plan”) and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), an indeterminate amount of additional Common Stock that may be offered and issued under the Plan to prevent dilution resulting from stock splits, stock distributions or similar transactions.

(2)
Estimated solely for calculating the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low price per share of Common Stock as reported by The New York
Stock
Exchange on February 2
5
, 2025.